Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2013
Segment reporting information [Line items]
Consolidated net revenue	¥ 356,391		¥ 401,679		¥ 787,712		¥ 770,933
Consolidated income (loss) before income taxes	72,934		35,417		186,153		55,083
Segment, geographical [Domain]
Segment reporting information [Line items]
Consolidated net revenue	356,391		401,679		787,712		770,933
Consolidated income (loss) before income taxes	72,934		35,417		186,153		55,083
Consolidated long-lived assets	535,914				535,914				544,156
Americas [Member]
Segment reporting information [Line items]
Consolidated net revenue	54,626	[1]	59,878	[1]	109,859	[1]	101,310	[1]
Consolidated income (loss) before income taxes	(1,328)		15,604		(9,824)		21,857
Consolidated long-lived assets	129,773				129,773				118,302
Europe [Member]
Segment reporting information [Line items]
Consolidated net revenue	51,811	[1]	26,988	[1]	127,253	[1]	79,287	[1]
Consolidated income (loss) before income taxes	(19,601)		(40,255)		(24,049)		(56,690)
Consolidated long-lived assets	113,877				113,877				111,381
Asia and Oceania [Member]
Segment reporting information [Line items]
Consolidated net revenue	14,765	[1]	8,695	[1]	31,610	[1]	16,382	[1]
Consolidated income (loss) before income taxes	2,270		(4,951)		1,490		(6,826)
Consolidated long-lived assets	17,152				17,152				20,471
Subtotal [Member]
Segment reporting information [Line items]
Consolidated net revenue	121,202	[1]	95,561	[1]	268,722	[1]	196,979	[1]
Consolidated income (loss) before income taxes	(18,659)		(29,602)		(32,383)		(41,659)
Consolidated long-lived assets	260,802				260,802				250,154
Japan [Member]
Segment reporting information [Line items]
Consolidated net revenue	235,189	[1]	306,118	[1]	518,990	[1]	573,954	[1]
Consolidated income (loss) before income taxes	91,593		65,019		218,536		96,742
Consolidated long-lived assets	¥ 275,112				¥ 275,112				¥ 294,002

[1]	There is no revenue derived from transactions with a single major external customer.